CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 3 – CASH AND CASH EQUIVALENTS

The following is a summary of cash and cash equivalents:

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Cash and cash equivalents	411	-	-
Total	411	-	-